                                  PROSPECTUS


                         WILSHIRE TARGET FUNDS, INC.

                       LARGE COMPANY GROWTH PORTFOLIO
                        WILSHIRE 5000 INDEX PORTFOLIO

                     HORACE MANN LIFE INSURANCE COMPANY





























                                                         May 1, 2000
                                                         Institutional Shares

PROSPECTUS                    W  I  L  S  H  I  R  E                 MAY 1, 2000
                      ------------------------------------
                               TARGET FUNDS, INC.

                           INSTITUTIONAL CLASS SHARES
                    WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
                         WILSHIRE 5000 INDEX PORTFOLIO
                           (HTTP://WWW.WILFUNDS.COM)
--------------------------------------------------------------------------------

TABLE OF CONTENTS                                  PAGE
Introduction.....................................    2
Investment and Risk Summary......................    2
  Main Investment Strategies.....................    2
  Who May Want to Invest in the Portfolios.......    2
  Main Investment Risks..........................    3
Performance Information..........................    3
More Information about Investments and Risks.....    3
Management of the Portfolios.....................    4
  Investment Adviser.............................    4
  Purchase and Redemption of Shares..............    5
  Pricing of Shares..............................    5
Dividend and Distribution Information............    5
Tax Information..................................    5
Financial Highlights.............................    6

--------------------------------------------------------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OF THIS FUND OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.
--------------------------------------------------------------------------------

INTRODUCTION

    This prospectus describes the following Portfolios offered as corresponding subaccounts of the Horace Mann Life Insurance Company ("HMLIC") Separate
Account:

-  Large Company     INVESTMENT OBJECTIVE:  to provide
   Growth            investment results of a portfolio
   Portfolio         of publicly traded common stocks
                     of companies in the large company
                     growth segment of the Wilshire
                     5000 Index (referred to as the
                     Index in this prospectus). This
                     Portfolio is not an index fund and
                     is called the Style Portfolio in
                     this prospectus.

-  Wilshire 5000     INVESTMENT OBJECTIVE:  to
   Index             replicate as closely as possible
   Portfolio         the performance of the Index
                     before the deduction of fund
                     expenses. This Portfolio is an
                     index fund and is called the Index
                     Portfolio in this prospectus.

    HMLIC created the subaccounts to fund combination variable annuity contracts ("Contracts"). As a Contract owner, your premium payments may be allocated to one or more subaccounts in accordance with your Contract, including the two Portfolios offered by this prospectus.

    Neither Portfolio's investment goal may be changed without approval of the Portfolio's shareholders in accordance with the Investment Company Act of 1940. Neither Portfolio is guaranteed to meet its goal.

    On the following pages you will find important information about each Portfolio, including:

- the main investment strategies used by Wilshire Associates Incorporated (the "Adviser" or "Wilshire") in trying to achieve the Portfolio's objective

- the main risks of an investment in the Portfolio

- the Portfolio's past performance measured on both a year-by-year and long-term basis, when available

  PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS.

INVESTMENT AND RISK SUMMARY

MAIN INVESTMENT STRATEGIES
    LARGE COMPANY GROWTH PORTFOLIO
    - Focuses on the large company growth segment of the U.S. equity market

    - Invests in companies with the largest market capitalizations - greater than $2.1 billion as of June 30, 1999.

    - Invests in companies that have above average earnings or sales growth histories and retention of earnings; often such companies have higher price to earnings ratios

    The Portfolio attempts to invest virtually all of its assets in common stock of companies in its category.

    WILSHIRE 5000 INDEX PORTFOLIO
    - Invests primarily in the common stock of companies included in the Index that are representative of the entire Index

    - Uses a "quantitative" or "indexing" investment approach, which tries to duplicate the investment composition and performance of the Index through statistical procedures

    - Normally holds stocks representing at least 90% of the total market value of the Index

    The Index includes all U.S. stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market. It includes over 7,000 stocks, with each stock weighted according to its market value. This means that companies having a larger stock capitalization will have a larger impact on the Index. The Index has been computed continuously since 1974, is published daily in many major newspapers and is the broadest measure of the U.S. equity market. The Portfolio does not hold all securities included in the Index; it normally holds stocks representing at least 90% of the Index's total market value, which is between 2,000 and 3,000 stocks.

WHO MAY WANT TO INVEST IN THE PORTFOLIOS
    Large Company Growth Portfolio may appeal to you if:

    - you are a long-term investor or saver

    - you seek growth of capital

    - you believe that the market will favor large cap growth stocks over other styles in the long term and you want a focused exposure to that style

    - you own other funds or stocks which provide exposure to some but not all styles and would like to provide a more complete exposure to the equity market.

    Wilshire 5000 Index Portfolio may appeal to you if:

    - you are a long-term investor or saver

    - you seek growth of capital

    - you seek to capture the returns of the entire U.S. equity market
    - you seek the potential risk reduction of broad diversification across both large and small capitalization stocks and both value and growth stocks

    - you seek an index fund which, unlike a traditional index fund, includes stocks of small- and mid-capitalization, as well as large capitalization, companies.

MAIN INVESTMENT RISKS
    Each Portfolio's share price will fluctuate with changes in the market value of the securities it owns. All securities are subject to market, economic and business risks that cause their prices to fluctuate. These fluctuations may not be related to the fundamental characteristics of the companies issuing the securities. For example, if large capitalization growth stocks fall out of favor generally with investors, the value of the Large Company Growth Portfolio may decline. Because the Wilshire 5000 Index Portfolio provides a broad exposure to the U.S. stock market rather than focusing on a distinct segment of the market such as small capitalization value stocks, it may be a less volatile investment than the Large Company Growth Portfolio.

PERFORMANCE INFORMATION

LARGE COMPANY GROWTH PORTFOLIO
    The bar chart and the performance table below provide an indication of the risks of investing in the Large Company Growth Portfolio by showing how Institutional Class Shares of the Large Company Growth Portfolio have performed in the past and by showing how the Portfolio's average annual total returns compare to those of the Index. The chart and table assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      TOTAL
      Return
1997  32.44%
1998  40.84%
1999  34.31%

    During the period shown in the bar chart, the highest return for a quarter was 25.39% for the quarter ended December 31, 1999 and the lowest return for a quarter was (7.90%) for the quarter ended September 30, 1999.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 1999)

                                                  SINCE
                                      1 YEAR    INCEPTION*
                                     --------   ----------
Large Company Growth Portfolio.....   34.31%      37.51%
Wilshire 5000 Index................   23.43%      --

 * Inception date (commencement of investment operations): Institutional Class - July 15, 1996

WILSHIRE 5000 INDEX PORTFOLIO
    There is no performance history for the Index Portfolio since it had been operating for less than one year as of December 31, 1999.

A NOTE ON FEES
    As an investor in the Portfolio, you will incur various operating costs, including management expenses. You also will incur fees associated with the Contracts which you purchase. Detailed information about the cost of investing in a Portfolio is presented in the "Table of Annual Operating Expenses" section of the accompanying prospectus for the Contracts through which Portfolio shares are offered to you.

MORE INFORMATION ABOUT INVESTMENTS AND RISKS

LARGE COMPANY GROWTH PORTFOLIO
    As a Style Portfolio, the Portfolio offers focused exposure to the large company growth segment of the U.S. market. The Portfolio owns only securities which correspond to that style. The Portfolio is described in more detail below.

    In June of each year, Wilshire identifies the stocks of the 2,500 companies with the largest market capitalizations from the Index. It divides those stocks into two groups:

    - LARGE COMPANIES are the 750 companies with the largest market capitalizations. These companies were approximately 88% of the total market value of the stocks included in the Index on June 30, 1999.

    - SMALL COMPANIES are the 1,750 next largest companies based on market capitalizations. These companies were approximately 9% of the total market value of the stocks included in the Index on June 30, 1999.

    The remaining companies were less than 3% of the total market value of the stocks included in the Index.

    From these large and small capitalization universes, Wilshire then identifies growth stocks and value stocks. To determine whether a company's stock is a growth stock or a value stock, Wilshire analyzes fundamental factors such as price to book value ratios, price to earnings ratios, earnings growth, dividend pay-out ratios, return on equity, and the issuer's beta (a measure of a company's stock price volatility relative to the market generally).

    - VALUE COMPANIES have relatively low price to book value ratios, low price to earnings ratios, and higher than average dividend payments in relation to price.

    - GROWTH COMPANIES have above average earnings or sales growth, above average return on equity and higher price to earnings ratios.

    The number of securities eligible for investment by the Portfolio at any time varies, but generally ranges from 150 to 500 stocks.

    To maintain a proper style exposure in the Portfolio, the Adviser changes the Portfolio's holdings as companies' characteristics change. The Adviser sells stocks that no longer meet the criteria for the Portfolio.

    The Adviser tries to maintain a fully invested position in the Portfolio at all times. This means that the Portfolio holds little uninvested cash, thus ensuring that you receive the full benefit of any market advances.

WILSHIRE 5000 INDEX PORTFOLIO
    The Portfolio provides exposure to the U.S. stock market as a whole by investing primarily in the common stocks of companies included in the Wilshire 5000 Index. The Index is an unmanaged capitalization weighted index of over 7,000 U.S. equity securities and includes all the U.S. stocks regularly traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ over-the-counter market. The Portfolio does not hold all securities included in the Index; it normally holds stocks securities representing at least 90% of the Index's total market value, which is between 2,000 and 3,000 stocks.

    The Adviser manages the Portfolio using a "quantitative" or "indexing" investment approach. It attempts to duplicate the performance of the Index (before the deduction of Portfolio expenses) through statistical sampling procedures. Wilshire does not use traditional methods of fund investment management, such as selecting stocks based on financial analysis of individual issuers and analysis of economic, industry and market trends. It selects stocks based primarily on market capitalization and industry weightings.

    Over time, Wilshire expects the correlation between the performance of the Index and the Portfolio to be over 0.95 before the deduction of Portfolio expenses. A correlation of 1.00 would indicate that the Portfolio's performance exactly matched that of the Index. The Portfolio's ability to track the Index's performance may be affected by factors such as the Portfolio's expenses, changes in stocks represented in the Index, and the timing and amount of sales and redemptions of Portfolio shares.

TEMPORARY INVESTMENTS
    During adverse market or economic conditions, or to meet large withdrawals, a Portfolio temporarily may invest all or a part of its assets in defensive investments. These investments include U.S. government securities and high quality U.S. dollar-denominated money market securities, including certificates of deposit, bankers' acceptances, commercial paper, short-term debt securities and repurchase agreements. When following a defensive strategy a Portfolio will be less likely to achieve its goal.

RISK INFORMATION
    Investing in the Portfolios involves the following principal risks:

    EQUITY RISK. The principal risk of investing in the Portfolios is equity risk. This is the risk that the prices of stocks held by a Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company's particular circumstances.

    INDEX RISK. There is a risk that the Wilshire 5000 Index Portfolio's performance may not match the Index exactly. Unlike the Index, the Wilshire 5000 Index Portfolio incurs administrative expenses and transaction costs in trading stocks. The Wilshire 5000 Index Portfolio does not hold every stock contained in the Index and there is a risk that the performance of the stocks held in the Wilshire 5000 Index Portfolio may not track exactly the performance of the stocks held in the Index.

    STYLE RISK. Another risk of investing in the Large Company Growth Portfolio is the risk that the style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, and vice versa.

MANAGEMENT OF THE PORTFOLIOS

INVESTMENT ADVISER
    Wilshire Associates Incorporated is the investment adviser for the Portfolios. Wilshire is located at 1299 Ocean Avenue, Santa Monica, California 90401. It was formed in 1972 and as of February 29, 2000, managed approximately $9.45 billion in assets. Wilshire makes all investment decisions for the Portfolios.

    The Portfolios paid Wilshire the advisory fees shown below during the last fiscal year. Wilshire has agreed to reimburse expenses for the Wilshire 5000 Index Portfolio to cap its expenses at 0.35% until September 30, 2000. Wilshire may recoup the amounts of such fee waivers and expense reimbursements for any year in the following two-year period but only if the repayment would not increase the Portfolio's expense ratio in the year paid above 0.35%.

                                         MANAGEMENT FEE
                                        AS A % OF AVERAGE
                                        DAILY NET ASSETS
PORTFOLIO                               OF THE PORTFOLIO
---------                               -----------------
Large Company Growth Portfolio                0.25%
Wilshire 5000 Index Portfolio                 0.00%

    Thomas D. Stevens is the primary portfolio manager as well as the President and Chairman of Wilshire Target Funds, Inc. He has been a Senior Vice President and principal of Wilshire for more than the past five years, and has been employed by Wilshire since 1980.

PURCHASE AND REDEMPTION OF SHARES
    You may invest in a Portfolio only by purchasing a combination fixed and variable, qualified variable annuity contract (a "Contract") issued by Horace Mann Life Insurance Company ("HMLIC"). Each Portfolio continuously offers its shares to HMLIC's separate subaccounts at the net asset value per share next determined after a proper purchase application has been received by HMLIC Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. HMLIC offers to owners of the Contracts ("Contract Owners") units in its separate subaccount which directly correspond to shares in a Portfolio. HMLIC submits purchase and redemption orders to each Portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to HMLIC by such Contract Owners. A Portfolio redeems shares from HMLIC's separate subaccounts at the net asset value per share next determined after receipt of a redemption order from HMLIC.

    THE ACCOMPANYING PROSPECTUS FOR HMLIC QUALIFIED VARIABLE ANNUITY CONTRACTS DESCRIBES THE ALLOCATION, TRANSFER AND WITHDRAWAL PROVISIONS OF SUCH ANNUITY CONTRACT.

PRICING OF SHARES
    We calculate the net asset value per share of the Institutional class of each Portfolio at the close of business on the New York Stock Exchange on each business day. Net asset value per share of the Institutional class of shares is calculated by adding the value of the individual securities held by a Portfolio and attributable to the Institutional class, subtracting the liabilities of the Institutional class, and dividing by the total number of the shares of the Institutional class outstanding. We value each individual security a Portfolio holds by using market quotations; if a market quotation is not available a fair value is determined by or under the direction of the Board of Directors of Wilshire Target Funds, Inc.

DIVIDEND AND DISTRIBUTION INFORMATION

    Each Portfolio distributes its dividends from its net investment income to HMLIC's separate sub-subaccounts once each year and not to you, the Contract Owner. These distributions are in the form of additional shares of stock and not cash; the result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts' prospectus accompanying this prospectus for more information. All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio. There is no fixed dividend rate, and there can be no assurance that a Portfolio will pay any dividends or realize any capital gains.

TAX INFORMATION

    We expect that each Portfolio's distributions will consist primarily of net investment income and capital gains, which may be taxable at different rates depending on the length of time the Portfolio holds its assets.

    Federal tax regulations require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify each Portfolio's investments in accordance with those requirements. The prospectuses for HMLIC's variable annuities describe the federal income tax treatment of distributions from such contracts to Contract Owners.

FINANCIAL HIGHLIGHTS

    The financial highlights tables are intended to help you understand the financial performance of the Portfolios' Institutional class of shares for the past five years (or for the period since a particular Portfolio began operations or the Institutional class of shares was first offered). Information reflects the financial performance of a single share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements and related notes, are included in the Wilshire Target Funds, Inc.'s annual report, which is available on request.

                         LARGE COMPANY GROWTH PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      INSTITUTIONAL CLASS SHARES
                                                              -------------------------------------------
                                                                  YEAR ENDED AUGUST 31,          PERIOD
                                                              ------------------------------     ENDED
                                                                1999       1998       1997     8/31/96(1)
                                                              --------   --------   --------   ----------
Net asset value, beginning of period........................  $  26.12   $ 23.91    $ 19.35     $ 18.27
                                                              --------   -------    -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.03      0.08       0.05***     0.01
Net realized and unrealized gain on investments.............     12.31      2.72       7.29        1.07
                                                              --------   -------    -------     -------
Total from investment operations............................     12.34      2.80       7.34        1.08
                                                              --------   -------    -------     -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................     (0.04)    (0.07)     (0.05)         --
Distributions from capital gains............................     (1.95)    (0.52)     (2.73)         --
                                                              --------   -------    -------     -------
Total distributions.........................................     (1.99)    (0.59)     (2.78)         --
                                                              --------   -------    -------     -------
Net asset value, end of period..............................  $  36.47   $ 26.12    $ 23.91     $ 19.35
                                                              ========   =======    =======     =======
Total return (a)............................................     48.81%    11.78%     40.99%       5.91%**
                                                              ========   =======    =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $ 72,773   $34,993    $41,881     $ 7,763
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................      0.62%     0.60%      0.78%       0.91%*
Operating expenses excluding custody earnings credit........      0.67%     0.62%      0.87%         --%
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................      0.67%     0.66%      1.06%       0.94%*
Net investment income including reimbursement/waiver/custody
 earnings credit............................................      0.18%     0.27%      0.23%       0.41%*
Portfolio turnover rate.....................................        35%       57%        43%         44%**

------------------------------
  * Annualized.
 ** Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
 (1) Large Company Growth Portfolio Institutional Class commenced operations on July 15, 1996.
 (a) Total return represents aggregate total return for the period indicated.

                         WILSHIRE 5000 INDEX PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              INSTITUTIONAL
                                                              CLASS SHARES
                                                              -------------
                                                                 PERIOD
                                                                  ENDED
                                                               8/31/99(1)
                                                              -------------
Net asset value, beginning of period........................     $ 10.00
                                                                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................        0.03
Net realized and unrealized gain on investments.............        0.30
                                                                 -------
Total from investment operations............................        0.33
                                                                 -------
Net asset value, end of period..............................     $ 10.33
                                                                 =======
Total return (a)............................................        3.30%**
                                                                 =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................     $   183
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................        0.35%*
Operating expenses excluding custody earnings credit........        0.48%*
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................        1.32%*
Net investment income including reimbursement/waiver/custody
 earnings credit............................................        1.20%*
Portfolio turnover rate.....................................           4%**

------------------------------
 * Annualized
 ** Non-annualized.
(1) The Wilshire 5000 Index Portfolio Institutional Class Shares commenced operations on February 1, 1999.
 (a) Total return represents aggregate total return for the period indicated.

                     (This page left blank intentionally.)

SHAREHOLDER REPORTS

You will receive semi-annual reports dated February 28, and annual reports dated August 31 each year. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

HOW TO OBTAIN REPORTS

You can get free copies of annual and semi-annual reports and SAIs, request other information and discuss your questions about the Portfolios by contacting us at:

                    Wilshire Target Funds, P.O. Box
                 60488, King of Prussia, Pennsylvania
                 19406-0488, or by calling toll free
                            1-888-200-6796.
                      (http://www.wilfunds.com)

You can review the annual and semi-annual reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

- For a fee, by writing to, calling or e-mailing the Public Reference Room of the Commission, Washington, D.C. 20549-0102, Telephone 1-202-942-8090 and e-mail address is publicinfo@sec.gov

- Free from the Commission's Internet web site at http://www.sec.gov.

(Investment Company Act File No. 811-7076)